Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Central Index Key	0000826344
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Class A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | A
Risk/Return:
Trading Symbol	UTLAX
Class A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | B
Risk/Return:
Trading Symbol	UTLBX
Class A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | L
Risk/Return:
Trading Symbol	UTLCX
Class A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | I
Risk/Return:
Trading Symbol	UTLDX
Class Q Prospectus | Morgan Stanley Global Infrastructure Fund | Q
Risk/Return:
Trading Symbol	UTLQX